Contingent Liabilities and Commitments - Operating Lease Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	£ 246	£ 303
Not Later Than 1 Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	72	73
Later Than One Year and Not Later Than Five Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	114	160
Later Than Five Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	£ 60	£ 70